BORROWINGS (Details)							1 Months Ended							1 Months Ended				1 Months Ended				1 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2010 MTS International Notes due 2020 USD ($)	Dec. 31, 2010 MTS OJSC Notes due 2020 USD ($)	Dec. 31, 2010 MTS OJSC Notes due 2016 USD ($)	Dec. 31, 2009 MTS OJSC Notes due 2016 USD ($)	May 31, 2011 MTS OJSC Notes due 2014 USD ($)	May 31, 2011 MTS OJSC Notes due 2014 RUB	Dec. 31, 2010 MTS OJSC Notes due 2014 USD ($)	Dec. 31, 2009 MTS OJSC Notes due 2014 USD ($)	Dec. 31, 2010 MTS Finance Notes due 2012 USD ($)	Dec. 31, 2009 MTS Finance Notes due 2012 USD ($)	Dec. 31, 2010 MTS OJSC Notes due 2017 USD ($)	Jun. 30, 2010 MTS OJSC Notes due 2018 USD ($)	Jun. 30, 2010 MTS OJSC Notes due 2018 RUB	Dec. 31, 2010 MTS OJSC Notes due 2018 USD ($)	Dec. 31, 2009 MTS OJSC Notes due 2018 USD ($)	Apr. 30, 2010 MTS OJSC Notes due 2015 RUB	Apr. 30, 2010 MTS OJSC Notes due 2015 USD ($)	Dec. 31, 2010 MTS OJSC Notes due 2015 USD ($)	Dec. 31, 2009 MTS OJSC Notes due 2015 USD ($)	Apr. 30, 2010 MTS OJSC Notes due 2013 USD ($)	Apr. 30, 2010 MTS OJSC Notes due 2013 RUB	Dec. 31, 2010 MTS OJSC Notes due 2013 USD ($)	Dec. 31, 2009 MTS OJSC Notes due 2013 USD ($)	Dec. 31, 2009 MTS Finance Notes due 2010 USD ($)	Dec. 31, 2009 MGTS Notes due 2010 USD ($)
Notes
Interest rate (as a percent)			8.625%	8.15%	14.25%	14.25%			16.75%	16.75%	8.00%	8.00%	8.70%	8.00%	8.00%	8.00%	8.00%	7.75%	7.75%	7.75%	7.75%	7.00%	7.00%	7.00%	7.00%	8.38%	16.00%
Less: unamortized discount	$ (202,000)	$ (2,587,000)
Total notes	3,322,852,000	2,609,633,000	750,000,000	492,176,000	492,176,000	495,963,000			492,176,000	495,963,000	400,000,000	400,000,000	328,117,000			315,337,000	323,698,000			39,823,000	248,213,000			13,249,000	247,981,000	400,000,000	402,000
Less: current portion	(492,176,000)	(1,218,084,000)
Total notes, long-term	2,830,676,000	1,391,549,000
Repurchase of MTS OJSC Notes							39,200,000	1,103,000,000						5,800,000	179,500,000			6,100,000,000	214,200,000			242,400,000	7,100,000,000
% of par (as a percent)			112.40%	98.00%	99.85%				104.03%		105.61%		99.65%			101.50%				100.50%				99.96%
Fair value	$ 3,451,524,000		$ 843,000,000	$ 482,333,000	$ 491,438,000				$ 512,011,000		$ 422,440,000		$ 326,969,000			$ 320,067,000				$ 40,022,000				$ 13,244,000